November 14, 2000

Profit Funds Investment Trust (the "Trust")
Supplement to the Statement of Additional Information ("SAI") Dated February 1, 2000

Effective October 9, 2000, the address for the Trust's Distributor will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After this date please disregard the address printed in the SAI.